Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Issued capital [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Foreign currency translation reserve [member] TWD ($)	Amounts recognized in other comprehensive income (loss) and accumulated in equity relating to non-current assets held for sale [member] TWD ($)	Unearned employee awards [member] TWD ($)	Treasury stock [member] TWD ($)	Treasury stock [member] USD ($)	Attributable to equity holders of the company total [member] TWD ($)	Equity attributable to predecessors' interests [member] TWD ($)	Unrealized gain (loss) in available-for-sale financial assets [member] TWD ($)	Unrealized gain on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)
Beginning Balance at Dec. 31, 2015	$ 21,034,419		$ 8,962,066	$ 3,755,849	$ 914,790	$ 5,657,837	$ 63,668		$ (447,323)			$ 18,906,887	$ 2,127,532
Profit (loss) for the year	1,401,210					1,707,222						1,707,222	(306,012)
Other comprehensive income (loss) for the year	(236,421)					(36,141)	(200,280)					(236,421)
Total comprehensive income (loss)	1,164,789					1,671,081	(200,280)					1,470,801	(306,012)
Appropriations of prior year's earnings:
Legal reserve (Note 22)					223,047	(223,047)
Cash dividends (Notes 11 and 22)	(1,792,553)					(1,792,553)						(1,792,553)
Share-based payments	(71,913)			56,689								56,689	(128,602)
Restricted shares	262,235		4,347	10,755		14			247,119			262,235
Repurchase of shares (Note 23)	(1,007,654)									$ (1,007,654)		(1,007,654)
Reclassification to equity related to non-current assets held for sale							(287,645)	$ 287,645
Effect of capital reorganization (Note 31)	(3,341,621)		(96,750)	3,065,533		(5,052,343)	434,857					(1,648,703)	$ (1,692,918)
Ending Balance at Dec. 31, 2016	16,247,702		8,869,663	6,888,826	1,137,837	260,989	10,600	287,645	(200,204)	(1,007,654)		$ 16,247,702
Profit (loss) for the year	2,796,882					2,796,882
Other comprehensive income (loss) for the year	(189,902)					42,072	(232,652)							$ 678
Total comprehensive income (loss)	2,606,980					2,838,954	(232,652)							678
Appropriations of prior year's earnings:
Legal reserve (Note 22)					28,680	(28,680)
Cash dividends (Notes 11 and 22)	(257,026)					(257,026)
Cash distribution from capital surplus (Notes 11 and 22)	(599,728)			(599,728)
Restricted shares	123,021		(6,692)	(17,650)		1,729			145,634
Effect of disposal of subsidiary							287,645	$ (287,645)
Ending Balance (Previously stated [member]) at Dec. 31, 2017	18,120,949		8,862,971	6,271,448	1,166,517	2,815,966	65,593		(54,570)	(1,007,654)				678
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	107,215					65,050								$ (678)	$ 42,843
Ending Balance (Restated balance [member]) at Dec. 31, 2017	18,228,164		8,862,971	6,271,448	1,166,517	2,881,016	65,593		(54,570)	(1,007,654)					42,843
Ending Balance at Dec. 31, 2017	18,120,949
Profit (loss) for the year | Previously stated [member]	1,301,093
Profit (loss) for the year	1,325,824	$ 43,313				1,325,824
Other comprehensive income (loss) for the year	(32,829)	(1,072)				(45,807)	(51,077)								64,055
Total comprehensive income (loss)	1,292,995	42,241				1,280,017	(51,077)								64,055
Appropriations of prior year's earnings:
Legal reserve (Note 22)					302,653	(302,653)
Cash dividends (Notes 11 and 22)	(256,806)					(256,806)
Restricted shares	41,043		(4,948)	(7,967)		1,089			52,869
Capital reduction	(1,284,223)		(1,329,446)	72						45,151	$ 1,475
Ending Balance at Dec. 31, 2018	$ 18,021,173	$ 588,735	$ 7,528,577	$ 6,263,553	$ 1,469,170	$ 3,602,663	$ 14,516		$ (1,701)	$ (962,503)					$ 106,898